CONVERTIBLE DEBT (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2023	Dec. 31, 2023	Dec. 31, 2023
Host Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance		$ 2,049
Convertible debt principal	2,208
Transactions costs	(159)
Interest accretion		394
Foreign exchange		56
Convertible debts, ending balance		2,499	2,499
Embedded Derivatives [Member]
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance		747
Convertible debt principal	747
Transactions costs
Change in fair value		(605)
Interest accretion
Foreign exchange		17
Convertible debts, ending balance		159	159
Total Derivatives [Member]
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance		2,796
Convertible debt principal	2,955
Transactions costs	$ (159)
Change in fair value		(605)
Interest accretion		394
Foreign exchange		73
Convertible debts, ending balance		$ 2,658	$ 2,658